Schedule of Investments (unaudited)
December 31, 2022
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.3%
Axon Enterprise, Inc.(a)	32,721	$ 5,429,396
BWX Technologies, Inc.(b)	118,960	6,909,197
Curtiss-Wright Corp.(b)	81,861	13,669,968
HEICO Corp.	5,926	910,471
HEICO Corp., Class A	10,412	1,247,878
Hexcel Corp.(b)	177,814	10,464,354
Howmet Aerospace, Inc.	715,728	28,206,840
Huntington Ingalls Industries, Inc.	65,572	15,126,149
Mercury Systems, Inc.(a)	104,697	4,684,144
Spirit AeroSystems Holdings, Inc., Class A	11,175	330,780
Textron, Inc.(b)	443,795	31,420,686
TransDigm Group, Inc.	67,019	42,198,513
Woodward, Inc.(b)	124,764	12,053,450
		172,651,826
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.(b)	180,561	16,532,165
Expeditors International of Washington, Inc.(b)	233,288	24,243,289
GXO Logistics, Inc.(a)	200,592	8,563,273
		49,338,727
Airlines — 0.8%
Alaska Air Group, Inc.(a)	263,380	11,309,537
American Airlines Group, Inc.(a)	1,372,315	17,455,847
Copa Holdings SA, Class A, NVS(a)(b)	60,557	5,036,526
JetBlue Airways Corp.(a)	690,940	4,477,291
Southwest Airlines Co.	1,260,486	42,440,564
United Airlines Holdings, Inc.(a)(b)	697,623	26,300,387
		107,020,152
Auto Components — 0.7%
Aptiv PLC(a)	431,024	40,141,265
BorgWarner, Inc.	498,583	20,067,966
Gentex Corp.	502,208	13,695,212
Lear Corp.	125,987	15,624,908
QuantumScape Corp., Class A(a)(b)	556,126	3,153,234
		92,682,585
Automobiles — 0.3%
Harley-Davidson, Inc.	285,291	11,868,106
Lucid Group, Inc.(a)(b)	67,975	464,269
Rivian Automotive, Inc., Class A(a)(b)	1,105,968	20,382,990
Thor Industries, Inc.	109,836	8,291,520
		41,006,885
Banks — 4.6%
Bank of Hawaii Corp.	84,408	6,546,685
Bank OZK	238,979	9,573,499
BOK Financial Corp.	62,556	6,492,687
Citizens Financial Group, Inc.	1,039,220	40,914,091
Comerica, Inc.	279,042	18,653,958
Commerce Bancshares, Inc.	242,758	16,524,537
Cullen/Frost Bankers, Inc.	124,251	16,612,359
East West Bancorp, Inc.	301,910	19,895,869
Fifth Third Bancorp	1,454,145	47,710,497
First Citizens BancShares, Inc., Class A	17,606	13,351,686
First Hawaiian, Inc.	274,006	7,135,116
First Horizon Corp.	1,126,124	27,590,038
First Republic Bank	387,018	47,173,624
FNB Corp.	740,922	9,669,032
Huntington Bancshares, Inc.	3,054,509	43,068,577
KeyCorp	1,977,601	34,449,809
M&T Bank Corp.	366,805	53,208,733
PacWest Bancorp	248,512	5,703,350
Security	Shares	Value
Banks (continued)
Pinnacle Financial Partners, Inc.	159,417	$ 11,701,208
Popular, Inc.	151,556	10,051,194
Prosperity Bancshares, Inc.	187,162	13,602,934
Regions Financial Corp.	1,989,420	42,891,895
Signature Bank	124,721	14,370,354
SVB Financial Group(a)	45,211	10,404,860
Synovus Financial Corp.	304,953	11,450,985
Umpqua Holdings Corp.	463,504	8,273,546
Webster Financial Corp.	367,770	17,410,232
Western Alliance Bancorp	87,922	5,236,634
Wintrust Financial Corp.	128,174	10,833,267
Zions Bancorp N.A.	315,316	15,500,935
		596,002,191
Beverages — 0.2%
Boston Beer Co., Inc., Class A, NVS(a)(b)	994	327,543
Brown-Forman Corp., Class A(b)	39,274	2,582,658
Brown-Forman Corp., Class B, NVS	160,310	10,529,161
Molson Coors Beverage Co., Class B	372,516	19,192,024
		32,631,386
Biotechnology — 1.4%
Biogen, Inc.(a)	305,601	84,627,029
BioMarin Pharmaceutical, Inc.(a)	392,774	40,648,181
Exact Sciences Corp.(a)(b)	305,765	15,138,425
Exelixis, Inc.(a)	93,916	1,506,413
Horizon Therapeutics PLC(a)	32,924	3,746,751
Incyte Corp.(a)	53,230	4,275,434
Ionis Pharmaceuticals, Inc.(a)(b)	23,385	883,251
Mirati Therapeutics, Inc.(a)(b)	94,944	4,301,913
Natera, Inc.(a)	14,789	594,074
Ultragenyx Pharmaceutical, Inc.(a)	30,632	1,419,181
United Therapeutics Corp.(a)	94,901	26,391,019
		183,531,671
Building Products — 1.7%
A O Smith Corp.	203,966	11,675,014
Allegion PLC(b)	39,347	4,141,665
Armstrong World Industries, Inc.(b)	41,198	2,825,771
AZEK Co., Inc., Class A(a)(b)	237,528	4,826,569
Builders FirstSource, Inc.(a)	309,462	20,077,894
Carlisle Cos., Inc.	17,478	4,118,691
Carrier Global Corp.	1,782,254	73,517,977
Fortune Brands Innovations, Inc.	179,247	10,236,796
Hayward Holdings, Inc.(a)(b)	139,669	1,312,889
Lennox International, Inc.	67,804	16,220,751
Masco Corp.	456,304	21,295,708
Masterbrand, Inc.(a)	179,247	1,353,315
Owens Corning	198,487	16,930,941
Trane Technologies PLC	204,955	34,450,886
		222,984,867
Capital Markets — 4.6%
Affiliated Managers Group, Inc.	79,556	12,604,057
Ameriprise Financial, Inc.	81,917	25,506,496
Bank of New York Mellon Corp.	1,566,531	71,308,491
Carlyle Group, Inc.	442,410	13,201,514
Cboe Global Markets, Inc.	225,618	28,308,290
Coinbase Global, Inc., Class A(a)(b)	339,819	12,026,194
Evercore, Inc., Class A	77,243	8,425,666
Franklin Resources, Inc.	609,063	16,067,082
Interactive Brokers Group, Inc., Class A	198,390	14,353,517
Invesco Ltd.	798,136	14,358,467
Janus Henderson Group PLC	288,674	6,789,613
Jefferies Financial Group, Inc.	429,366	14,718,667

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
KKR & Co., Inc., Class A	1,220,282	$ 56,645,490
Lazard Ltd., Class A	176,166	6,107,675
Morningstar, Inc.	5,291	1,145,978
MSCI, Inc., Class A	40,832	18,993,821
Nasdaq, Inc.(b)	731,812	44,896,666
Northern Trust Corp.	437,467	38,711,455
Raymond James Financial, Inc.	381,076	40,717,971
Robinhood Markets, Inc., Class A(a)(b)	1,205,894	9,815,977
SEI Investments Co.	218,321	12,728,114
State Street Corp.	782,607	60,706,825
Stifel Financial Corp.	220,742	12,884,711
T Rowe Price Group, Inc.	468,331	51,076,179
Tradeweb Markets, Inc., Class A	85,120	5,526,842
Virtu Financial, Inc., Class A	200,771	4,097,736
		601,723,494
Chemicals — 4.0%
Albemarle Corp.	120,824	26,201,893
Ashland, Inc.	108,414	11,657,757
Axalta Coating Systems Ltd.(a)(b)	355,618	9,057,591
Celanese Corp., Class A	230,543	23,570,716
Chemours Co.	128,412	3,931,975
Corteva, Inc.	1,525,118	89,646,436
DuPont de Nemours, Inc.	1,069,427	73,394,775
Eastman Chemical Co.	254,520	20,728,109
Element Solutions, Inc.	483,648	8,797,557
FMC Corp.	177,070	22,098,336
Ginkgo Bioworks Holdings, Inc., Class A(a)(b)	1,501,899	2,538,209
Huntsman Corp.	387,947	10,660,784
International Flavors & Fragrances, Inc.	543,737	57,005,387
LyondellBasell Industries NV, Class A	548,552	45,546,273
Mosaic Co.	634,751	27,846,526
NewMarket Corp.	12,380	3,851,542
Olin Corp.	268,578	14,218,519
PPG Industries, Inc.	235,269	29,582,724
RPM International, Inc.	257,731	25,115,886
Scotts Miracle-Gro Co.	55,672	2,705,103
Westlake Corp.(b)	70,482	7,227,224
		515,383,322
Commercial Services & Supplies — 0.8%
Cintas Corp.	12,254	5,534,151
Clean Harbors, Inc.(a)	108,667	12,401,078
Driven Brands Holdings, Inc.(a)(b)	124,654	3,404,301
IAA, Inc.(a)(b)	47,950	1,918,000
MSA Safety, Inc.(b)	48,466	6,988,313
Republic Services, Inc.	411,872	53,127,369
Rollins, Inc.	37,282	1,362,284
Stericycle, Inc.(a)	194,237	9,690,484
Tetra Tech, Inc.	66,727	9,688,093
		104,114,073
Communications Equipment — 1.2%
Ciena Corp.(a)(b)	314,236	16,019,751
F5, Inc.(a)	126,915	18,213,572
Juniper Networks, Inc.	682,894	21,825,292
Lumentum Holdings, Inc.(a)	146,163	7,625,324
Motorola Solutions, Inc.	351,015	90,460,076
Ubiquiti, Inc.	6,257	1,711,477
Viasat, Inc.(a)(b)	153,482	4,857,705
		160,713,197
Construction & Engineering — 0.7%
AECOM	263,358	22,366,995
MasTec, Inc.(a)	129,118	11,017,639
Security	Shares	Value
Construction & Engineering (continued)
MDU Resources Group, Inc.	431,668	$ 13,096,807
Quanta Services, Inc.	137,486	19,591,755
Valmont Industries, Inc.(b)	38,716	12,802,220
WillScot Mobile Mini Holdings Corp.(a)	202,561	9,149,680
		88,025,096
Construction Materials — 0.5%
Eagle Materials, Inc.	13,036	1,731,833
Martin Marietta Materials, Inc.	120,722	40,800,414
Vulcan Materials Co.	144,262	25,261,719
		67,793,966
Consumer Finance — 1.0%
Ally Financial, Inc.	634,987	15,525,432
Credit Acceptance Corp.(a)(b)	12,835	6,088,924
Discover Financial Services	582,159	56,952,615
OneMain Holdings, Inc.	246,439	8,208,883
SLM Corp.	535,874	8,895,508
SoFi Technologies, Inc.(a)(b)	1,718,419	7,921,912
Synchrony Financial	955,567	31,399,932
Upstart Holdings, Inc.(a)(b)	124,386	1,644,383
		136,637,589
Containers & Packaging — 1.5%
Amcor PLC	3,192,445	38,022,020
AptarGroup, Inc.	139,810	15,376,304
Ardagh Group SA, Class A(a)	34,751	295,557
Ardagh Metal Packaging SA	222,239	1,068,970
Avery Dennison Corp.	66,440	12,025,640
Ball Corp.	396,898	20,297,364
Berry Global Group, Inc.	138,707	8,382,064
Crown Holdings, Inc.(b)	29,427	2,419,194
Graphic Packaging Holding Co.	146,785	3,265,966
International Paper Co.	755,880	26,176,124
Packaging Corp. of America	194,197	24,839,738
Silgan Holdings, Inc.	179,954	9,328,815
Sonoco Products Co.	208,092	12,633,265
Westrock Co.	541,742	19,047,649
		193,178,670
Distributors — 0.6%
Genuine Parts Co.	271,580	47,121,846
LKQ Corp.	534,418	28,543,265
		75,665,111
Diversified Consumer Services — 0.3%
ADT, Inc.(b)	451,512	4,095,214
Bright Horizons Family Solutions, Inc.(a)(b)	88,724	5,598,484
Grand Canyon Education, Inc.(a)	65,240	6,893,259
H&R Block, Inc.	59,930	2,188,044
Mister Car Wash, Inc.(a)(b)	42,993	396,825
Service Corp. International	318,300	22,007,262
		41,179,088
Diversified Financial Services — 0.4%
Apollo Global Management, Inc.	247,044	15,758,937
Equitable Holdings, Inc.	789,006	22,644,472
Voya Financial, Inc.	207,398	12,752,903
		51,156,312
Diversified Telecommunication Services — 0.2%
Frontier Communications Parent, Inc.(a)(b)	522,999	13,326,014
Lumen Technologies, Inc.	2,184,916	11,405,262
		24,731,276
Electric Utilities — 4.6%
Alliant Energy Corp.	533,479	29,453,376

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electric Utilities (continued)
Avangrid, Inc.	151,776	$ 6,523,332
Constellation Energy Corp.	696,608	60,054,576
Edison International	802,322	51,043,726
Entergy Corp.	432,129	48,614,513
Evergy, Inc.	473,139	29,774,637
Eversource Energy	735,092	61,630,113
FirstEnergy Corp.	1,155,903	48,478,572
Hawaiian Electric Industries, Inc.	233,059	9,753,519
IDACORP, Inc.	106,718	11,509,536
NRG Energy, Inc.	487,567	15,514,382
OGE Energy Corp.	424,958	16,807,089
PG&E Corp.(a)(b)	3,512,571	57,114,404
Pinnacle West Capital Corp.	240,242	18,268,002
PPL Corp.	1,573,058	45,964,755
Xcel Energy, Inc.	1,162,792	81,523,347
		592,027,879
Electrical Equipment — 1.5%
Acuity Brands, Inc.	68,768	11,388,669
AMETEK, Inc.	491,399	68,658,268
Hubbell, Inc.	113,962	26,744,602
nVent Electric PLC	353,172	13,586,527
Plug Power, Inc.(a)(b)	553,561	6,847,550
Regal Rexnord Corp.	140,795	16,892,584
Rockwell Automation, Inc.	79,471	20,469,345
Sensata Technologies Holding PLC	321,750	12,992,265
Sunrun, Inc.(a)(b)	443,204	10,645,760
Vertiv Holdings Co.(b)	544,446	7,437,132
		195,662,702
Electronic Equipment, Instruments & Components — 1.8%
Amphenol Corp., Class A	306,771	23,357,544
Arrow Electronics, Inc.(a)(b)	123,850	12,950,994
Avnet, Inc.(b)	193,496	8,045,564
Cognex Corp.	25,109	1,182,885
Coherent Corp.(a)(b)	212,607	7,462,506
Corning, Inc.	1,512,380	48,305,417
IPG Photonics Corp.(a)	69,385	6,568,678
Jabil, Inc.	53,179	3,626,808
Keysight Technologies, Inc.(a)	28,093	4,805,869
Littelfuse, Inc.	51,274	11,290,535
National Instruments Corp.	241,521	8,912,125
TD SYNNEX Corp.(b)	90,818	8,601,373
Teledyne Technologies, Inc.(a)	98,891	39,547,500
Trimble, Inc.(a)	523,952	26,491,013
Vontier Corp.	127,140	2,457,616
Zebra Technologies Corp., Class A(a)	64,807	16,617,163
		230,223,590
Energy Equipment & Services — 0.9%
Baker Hughes Co., Class A	2,009,159	59,330,465
Halliburton Co.	1,046,150	41,166,003
NOV, Inc.	834,287	17,428,255
		117,924,723
Entertainment — 1.1%
AMC Entertainment Holdings, Inc., Class A(a)(b)	1,102,220	4,486,035
Electronic Arts, Inc.	554,401	67,736,714
Liberty Media Corp.-Liberty Formula One, Class A(a)	39,120	2,090,182
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	379,492	22,686,032
Live Nation Entertainment, Inc.(a)	165,953	11,573,562
Madison Square Garden Sports Corp., Class A	20,488	3,756,065
Playtika Holding Corp.(a)(b)	18,648	158,694
Security	Shares	Value
Entertainment (continued)
Roku, Inc.(a)(b)	185,810	$ 7,562,467
Take-Two Interactive Software, Inc.(a)	60,536	6,303,614
Warner Bros Discovery, Inc., Class A(a)(b)	1,336,077	12,666,010
		139,019,375
Equity Real Estate Investment Trusts (REITs) — 10.1%
Alexandria Real Estate Equities, Inc.	345,707	50,359,139
American Homes 4 Rent, Class A	655,013	19,742,092
Americold Realty Trust, Inc.	570,494	16,150,685
Apartment Income REIT Corp.	292,759	10,044,561
AvalonBay Communities, Inc.	298,097	48,148,627
Boston Properties, Inc.	333,545	22,540,971
Brixmor Property Group, Inc.	637,728	14,457,294
Camden Property Trust	202,111	22,612,179
Cousins Properties, Inc.	320,571	8,107,241
CubeSmart	477,908	19,235,797
Douglas Emmett, Inc.	363,162	5,694,380
EastGroup Properties, Inc.	88,020	13,032,241
EPR Properties	156,966	5,920,758
Equity LifeStyle Properties, Inc.	145,976	9,430,050
Equity Residential	790,420	46,634,780
Essex Property Trust, Inc.	138,326	29,314,046
Extra Space Storage, Inc.	248,452	36,567,165
Federal Realty Investment Trust	170,815	17,259,148
First Industrial Realty Trust, Inc.	280,318	13,528,147
Gaming and Leisure Properties, Inc.	519,595	27,065,704
Healthcare Realty Trust, Inc.	805,577	15,523,469
Healthpeak Properties, Inc.	1,147,634	28,771,184
Highwoods Properties, Inc.	221,852	6,207,419
Host Hotels & Resorts, Inc.	1,506,584	24,180,673
Hudson Pacific Properties, Inc.	294,310	2,863,636
Invitation Homes, Inc.	1,303,290	38,629,516
Iron Mountain, Inc.	154,541	7,703,869
JBG SMITH Properties	225,528	4,280,521
Kilroy Realty Corp.	246,585	9,535,442
Kimco Realty Corp.	1,285,380	27,224,348
Lamar Advertising Co., Class A	22,851	2,157,134
Life Storage, Inc.	179,354	17,666,369
Medical Properties Trust, Inc.	1,264,500	14,086,530
Mid-America Apartment Communities, Inc.	245,192	38,492,692
National Retail Properties, Inc.	379,326	17,357,958
National Storage Affiliates Trust	180,850	6,532,302
Omega Healthcare Investors, Inc.	502,433	14,043,002
Park Hotels & Resorts, Inc.	477,325	5,627,662
Rayonier, Inc.	311,685	10,273,138
Realty Income Corp.	1,338,009	84,869,911
Regency Centers Corp.	364,866	22,804,125
Rexford Industrial Realty, Inc.	390,832	21,355,060
SBA Communications Corp.	175,252	49,124,888
Simon Property Group, Inc.	357,618	42,012,963
SL Green Realty Corp.	137,759	4,645,233
Spirit Realty Capital, Inc.	296,130	11,824,471
STORE Capital Corp.	539,446	17,294,639
Sun Communities, Inc.	258,926	37,026,418
UDR, Inc.	689,039	26,686,480
Ventas, Inc.	852,608	38,409,990
VICI Properties, Inc.(b)	2,051,572	66,470,933
Vornado Realty Trust	377,970	7,865,556
Welltower, Inc.(b)	1,008,968	66,137,852
Weyerhaeuser Co.	1,570,503	48,685,593
WP Carey, Inc.	438,836	34,295,033
		1,306,511,014

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food & Staples Retailing — 1.0%
Albertsons Cos., Inc., Class A	361,474	$ 7,496,971
BJ’s Wholesale Club Holdings, Inc.(a)	105,312	6,967,442
Casey’s General Stores, Inc.	78,876	17,695,830
Grocery Outlet Holding Corp.(a)	174,952	5,106,849
Kroger Co.	1,398,731	62,355,428
Performance Food Group Co.(a)(b)	222,857	13,012,620
U.S. Foods Holding Corp.(a)	430,287	14,638,364
		127,273,504
Food Products — 2.5%
Bunge Ltd.	294,416	29,373,884
Campbell Soup Co.(b)	412,568	23,413,234
Conagra Brands, Inc.	1,005,170	38,900,079
Darling Ingredients, Inc.(a)(b)	317,464	19,870,072
Flowers Foods, Inc.(b)	397,546	11,425,472
Freshpet, Inc.(a)(b)	42,006	2,216,657
Hershey Co.	41,240	9,549,947
Hormel Foods Corp.	610,161	27,792,834
Ingredion, Inc.	140,086	13,718,622
J M Smucker Co.	219,390	34,764,539
Kellogg Co.	245,263	17,472,536
McCormick & Co., Inc., NVS	535,091	44,353,693
Pilgrim’s Pride Corp.(a)	47,477	1,126,629
Post Holdings, Inc.(a)	116,495	10,514,839
Seaboard Corp.(b)	542	2,046,164
Tyson Foods, Inc., Class A	608,438	37,875,265
		324,414,466
Gas Utilities — 0.5%
Atmos Energy Corp.	294,822	33,040,702
National Fuel Gas Co.	170,734	10,807,462
UGI Corp.	445,504	16,514,833
		60,362,997
Health Care Equipment & Supplies — 2.1%
Align Technology, Inc.(a)	41,699	8,794,319
Cooper Cos., Inc.(b)	103,397	34,190,286
DENTSPLY SIRONA, Inc.	458,044	14,584,121
Enovis Corp.(a)	108,581	5,811,255
Envista Holdings Corp.(a)(b)	347,785	11,709,921
Globus Medical, Inc., Class A(a)(b)	151,391	11,243,810
Hologic, Inc.(a)	523,567	39,168,047
ICU Medical, Inc.(a)(b)	35,247	5,550,698
Integra LifeSciences Holdings Corp.(a)	155,650	8,727,295
Masimo Corp.(a)	23,864	3,530,679
QuidelOrtho Corp.(a)	105,096	9,003,574
STERIS PLC	212,407	39,229,449
Tandem Diabetes Care, Inc.(a)	7,732	347,553
Teleflex, Inc.(b)	99,851	24,925,805
Zimmer Biomet Holdings, Inc.	447,592	57,067,980
		273,884,792
Health Care Providers & Services — 1.9%
Acadia Healthcare Co., Inc.(a)	190,210	15,658,087
agilon health, Inc.(a)(b)	24,047	388,119
Amedisys, Inc.(a)	68,261	5,702,524
Cardinal Health, Inc.	559,373	42,999,003
Chemed Corp.(b)	19,980	10,198,391
Encompass Health Corp.	207,961	12,438,147
Enhabit, Inc.(a)(b)	102,749	1,352,177
Henry Schein, Inc.(a)	287,843	22,990,020
Laboratory Corp. of America Holdings	188,497	44,387,274
Molina Healthcare, Inc.(a)	27,561	9,101,193
Oak Street Health, Inc.(a)(b)	249,993	5,377,349
Premier, Inc., Class A	250,278	8,754,725
Security	Shares	Value
Health Care Providers & Services (continued)
Quest Diagnostics, Inc.	242,401	$ 37,921,213
Signify Health, Inc., Class A(a)(b)	162,784	4,665,390
Tenet Healthcare Corp.(a)	226,946	11,072,695
Universal Health Services, Inc., Class B	132,016	18,599,734
		251,606,041
Health Care Technology — 0.1%
Certara, Inc.(a)(b)	86,217	1,385,507
Definitive Healthcare Corp.(a)(b)	38,806	426,478
Doximity, Inc., Class A(a)(b)	127,000	4,262,120
Teladoc Health, Inc.(a)(b)	309,151	7,311,421
		13,385,526
Hotels, Restaurants & Leisure — 2.2%
Aramark(b)	493,949	20,419,852
Boyd Gaming Corp.	162,468	8,859,380
Caesars Entertainment, Inc.(a)(b)	137,918	5,737,389
Carnival Corp.(a)(b)	2,076,132	16,733,624
Darden Restaurants, Inc.	70,433	9,742,997
Domino’s Pizza, Inc.	20,201	6,997,626
Hilton Worldwide Holdings, Inc.	157,070	19,847,365
Hyatt Hotels Corp., Class A(a)	100,733	9,111,300
Las Vegas Sands Corp.(a)	441,414	21,218,771
Marriott Vacations Worldwide Corp.	79,580	10,710,672
MGM Resorts International	682,648	22,889,187
Norwegian Cruise Line Holdings Ltd.(a)(b)	819,965	10,036,372
Penn Entertainment, Inc.(a)(b)	328,733	9,763,370
Planet Fitness, Inc., Class A(a)	46,515	3,665,382
Royal Caribbean Cruises Ltd.(a)(b)	468,817	23,173,624
Six Flags Entertainment Corp.(a)	80,827	1,879,228
Travel + Leisure Co.	49,347	1,796,231
Vail Resorts, Inc.	4,551	1,084,731
Wyndham Hotels & Resorts, Inc.(b)	58,062	4,140,401
Wynn Resorts Ltd.(a)(b)	193,872	15,988,624
Yum! Brands, Inc.	532,218	68,166,481
		291,962,607
Household Durables — 1.5%
DR Horton, Inc.(b)	319,672	28,495,562
Garmin Ltd.	328,121	30,282,287
Leggett & Platt, Inc.	282,924	9,118,641
Lennar Corp., Class A	535,197	48,435,328
Lennar Corp., Class B	31,292	2,340,016
Mohawk Industries, Inc.(a)	111,493	11,396,814
Newell Brands, Inc.	799,666	10,459,631
NVR, Inc.(a)	1,752	8,081,240
PulteGroup, Inc.	293,781	13,375,849
Tempur Sealy International, Inc.	358,814	12,318,085
Toll Brothers, Inc.	111,007	5,541,469
TopBuild Corp.(a)	10,491	1,641,737
Whirlpool Corp.	113,493	16,054,720
		197,541,379
Household Products — 0.3%
Church & Dwight Co., Inc.	282,877	22,802,715
Clorox Co.	45,079	6,325,936
Reynolds Consumer Products, Inc.(b)	114,781	3,441,134
Spectrum Brands Holdings, Inc.(b)	85,344	5,199,157
		37,768,942
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp.	1,164,348	33,486,649
Brookfield Renewable Corp., Class A(b)	271,504	7,477,220
Vistra Corp.	353,635	8,204,332
		49,168,201

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance — 6.9%
Aflac, Inc.	1,314,371	$ 94,555,850
Allstate Corp.	563,635	76,428,906
American Financial Group, Inc.	145,393	19,959,551
Arch Capital Group Ltd.(a)	508,826	31,944,096
Arthur J. Gallagher & Co.	393,090	74,113,189
Assurant, Inc.	106,606	13,332,146
Assured Guaranty Ltd.	122,547	7,629,776
Axis Capital Holdings Ltd.	166,664	9,028,189
Brighthouse Financial, Inc.(a)	146,025	7,486,702
Brown & Brown, Inc.	466,116	26,554,629
Cincinnati Financial Corp.	326,294	33,409,243
CNA Financial Corp.	59,339	2,508,853
Erie Indemnity Co., Class A, NVS	13,681	3,402,738
Everest Re Group Ltd.	57,355	18,999,991
F&G Annuities & Life, Inc.(a)	38,196	764,302
Fidelity National Financial, Inc., Class A	552,792	20,796,035
First American Financial Corp.	214,073	11,204,581
Globe Life, Inc.	190,476	22,961,882
Hanover Insurance Group, Inc.	75,067	10,143,804
Hartford Financial Services Group, Inc.	675,799	51,245,838
Kemper Corp.	135,467	6,664,976
Lincoln National Corp.	288,352	8,858,173
Loews Corp.	418,074	24,386,256
Markel Corp.(a)(b)	21,917	28,875,428
Old Republic International Corp.	598,648	14,457,349
Primerica, Inc.	78,003	11,062,386
Principal Financial Group, Inc.	516,077	43,309,182
Prudential Financial, Inc.	783,918	77,968,484
Reinsurance Group of America, Inc.	142,180	20,202,356
RenaissanceRe Holdings Ltd.(b)	41,326	7,613,489
Unum Group	423,857	17,390,853
W R Berkley Corp.	438,128	31,794,949
White Mountains Insurance Group Ltd.(b)	5,323	7,528,479
Willis Towers Watson PLC	229,133	56,041,349
		892,624,010
Interactive Media & Services — 0.3%
IAC, Inc.(a)(b)	163,699	7,268,236
Match Group, Inc.(a)	37,617	1,560,729
Pinterest, Inc., Class A(a)(b)	977,878	23,742,878
TripAdvisor, Inc.(a)	203,813	3,664,558
		36,236,401
Internet & Direct Marketing Retail — 0.4%
DoorDash, Inc., Class A(a)(b)	60,220	2,939,940
eBay, Inc.	1,005,523	41,699,039
Wayfair, Inc., Class A(a)(b)	62,146	2,043,982
		46,682,961
IT Services — 2.2%
Affirm Holdings, Inc., Class A(a)(b)	462,939	4,476,620
Akamai Technologies, Inc.(a)(b)	329,663	27,790,591
Amdocs Ltd.	257,257	23,384,661
Broadridge Financial Solutions, Inc.	22,513	3,019,669
Concentrix Corp.	91,469	12,180,012
DXC Technology Co.(a)	489,946	12,983,569
Euronet Worldwide, Inc.(a)(b)	25,005	2,359,972
Genpact Ltd.	181,257	8,395,824
Global Payments, Inc.(b)	572,563	56,866,957
GoDaddy, Inc., Class A(a)(b)	288,181	21,561,702
Kyndryl Holdings, Inc.(a)(b)	438,793	4,879,378
Okta, Inc., Class A(a)	278,153	19,006,195
SS&C Technologies Holdings, Inc.	469,541	24,444,305
Twilio, Inc., Class A(a)	230,565	11,288,462
Security	Shares	Value
IT Services (continued)
VeriSign, Inc.(a)	176,333	$ 36,225,852
Western Union Co.	544,040	7,491,431
WEX, Inc.(a)(b)	25,993	4,253,754
Wix.com Ltd.(a)(b)	26,518	2,037,378
		282,646,332
Leisure Products — 0.3%
Brunswick Corp.	126,970	9,151,998
Hasbro, Inc.	280,899	17,137,648
Mattel, Inc.(a)	387,704	6,916,639
Peloton Interactive, Inc., Class A(a)(b)	655,830	5,207,290
Polaris, Inc.	30,643	3,094,943
		41,508,518
Life Sciences Tools & Services — 0.9%
10X Genomics, Inc., Class A(a)	19,809	721,840
Agilent Technologies, Inc.	65,066	9,737,127
Avantor, Inc.(a)	90,747	1,913,854
Azenta, Inc.	158,229	9,212,092
Bio-Rad Laboratories, Inc., Class A(a)	45,581	19,166,355
Charles River Laboratories International, Inc.(a)(b)	7,292	1,588,927
PerkinElmer, Inc.(b)	269,379	37,772,323
QIAGEN NV(a)	483,829	24,128,552
Repligen Corp.(a)	33,981	5,753,323
Syneos Health, Inc.(a)	179,695	6,591,213
		116,585,606
Machinery — 5.5%
AGCO Corp.	115,055	15,956,978
Allison Transmission Holdings, Inc.	42,333	1,761,053
Crane Holdings Co.	99,840	10,028,928
Cummins, Inc.	300,538	72,817,352
Donaldson Co., Inc.	219,493	12,921,553
Dover Corp.(b)	298,136	40,370,596
Esab Corp.	109,013	5,114,890
Flowserve Corp.	276,498	8,482,959
Fortive Corp.	753,684	48,424,197
Gates Industrial Corp. PLC(a)(b)	231,972	2,646,800
Graco, Inc.	112,404	7,560,293
IDEX Corp.	132,901	30,345,285
Ingersoll Rand, Inc.	867,092	45,305,557
ITT, Inc.(b)	178,343	14,463,617
Middleby Corp.(a)	106,084	14,204,648
Nordson Corp.(b)	93,231	22,162,873
Oshkosh Corp.	139,203	12,276,312
Otis Worldwide Corp.	780,883	61,150,948
PACCAR, Inc.	727,547	72,005,327
Parker-Hannifin Corp.	211,063	61,419,333
Pentair PLC	348,534	15,677,059
Snap-on, Inc.	111,916	25,571,687
Stanley Black & Decker, Inc.	314,294	23,609,765
Timken Co.	130,128	9,196,146
Westinghouse Air Brake Technologies Corp.(b)	386,579	38,584,450
Xylem, Inc.	327,872	36,252,807
		708,311,413
Marine — 0.1%
Kirby Corp.(a)	126,910	8,166,659
Media — 1.6%
Altice U.S.A., Inc., Class A(a)(b)	438,415	2,016,709
Cable One, Inc.	4,810	3,424,046
DISH Network Corp., Class A(a)(b)	536,836	7,537,177
Fox Corp., Class A, NVS	632,401	19,206,018
Fox Corp., Class B	303,953	8,647,463

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Media (continued)
Interpublic Group of Cos., Inc.	825,822	$ 27,508,131
Liberty Broadband Corp., Class A(a)(b)	20,526	1,556,897
Liberty Broadband Corp., Class C, NVS(a)(b)	135,752	10,353,805
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	116,555	4,581,777
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	237,199	9,281,597
New York Times Co., Class A	348,709	11,319,094
News Corp., Class A, NVS	808,365	14,712,243
News Corp., Class B	256,350	4,727,094
Nexstar Media Group, Inc., Class A(b)	70,125	12,273,979
Omnicom Group, Inc.	433,028	35,322,094
Paramount Global, Class A(b)	17,321	339,665
Paramount Global, Class B, NVS	1,227,394	20,718,411
Sirius XM Holdings, Inc.(b)	1,508,857	8,811,725
		202,337,925
Metals & Mining — 1.5%
Alcoa Corp.	376,193	17,105,496
Cleveland-Cliffs, Inc.(a)	1,086,082	17,496,781
Nucor Corp.	546,750	72,067,117
Reliance Steel & Aluminum Co.	124,289	25,161,065
Royal Gold, Inc.	130,866	14,751,216
SSR Mining, Inc.(b)	438,353	6,868,991
Steel Dynamics, Inc.	355,588	34,740,948
United States Steel Corp.	496,916	12,447,746
		200,639,360
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
AGNC Investment Corp.	1,214,041	12,565,324
Annaly Capital Management, Inc.	994,649	20,967,201
Rithm Capital Corp.	925,048	7,557,642
Starwood Property Trust, Inc.	623,689	11,432,220
		52,522,387
Multiline Retail — 0.5%
Dollar Tree, Inc.(a)	312,974	44,267,043
Kohl’s Corp.	247,000	6,236,750
Macy’s, Inc.	575,556	11,885,232
Nordstrom, Inc.	36,645	591,450
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	126,354	5,918,421
		68,898,896
Multi-Utilities — 3.1%
Ameren Corp.	547,863	48,715,978
CenterPoint Energy, Inc.	1,341,187	40,222,198
CMS Energy Corp.	616,252	39,027,239
Consolidated Edison, Inc.	756,790	72,129,655
DTE Energy Co.	411,715	48,388,864
NiSource, Inc.	864,557	23,706,153
Public Service Enterprise Group, Inc.	1,062,069	65,072,967
WEC Energy Group, Inc.	673,126	63,112,294
		400,375,348
Oil, Gas & Consumable Fuels — 4.5%
Antero Midstream Corp.	716,604	7,732,157
Antero Resources Corp.(a)	210,637	6,527,641
APA Corp.	684,638	31,958,902
Cheniere Energy, Inc.	225,198	33,770,692
Chesapeake Energy Corp.	257,739	24,322,829
Coterra Energy, Inc.	1,398,124	34,351,907
Devon Energy Corp.	709,638	43,649,833
Diamondback Energy, Inc.	160,343	21,931,716
DT Midstream, Inc.	207,652	11,474,849
EQT Corp.	784,311	26,533,241
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Hess Corp.	130,295	$ 18,478,437
HF Sinclair Corp.(b)	287,059	14,895,491
Marathon Oil Corp.	1,347,384	36,473,685
ONEOK, Inc.	841,262	55,270,913
Ovintiv, Inc.	152,553	7,735,963
PDC Energy, Inc.	86,716	5,504,732
Phillips 66	1,007,741	104,885,683
Range Resources Corp.	170,386	4,263,058
Southwestern Energy Co.(a)	2,179,393	12,749,449
Williams Cos., Inc.	2,596,861	85,436,727
		587,947,905
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	136,586	8,085,891
Personal Products — 0.0%
Coty, Inc., Class A(a)(b)	747,773	6,400,937
Pharmaceuticals — 1.0%
Catalent, Inc.(a)(b)	259,349	11,673,298
Elanco Animal Health, Inc.(a)	952,195	11,635,823
Jazz Pharmaceuticals PLC(a)	131,014	20,871,840
Organon & Co.	542,669	15,156,745
Perrigo Co. PLC	284,741	9,706,821
Royalty Pharma PLC, Class A	791,582	31,283,321
Viatris, Inc.	2,578,905	28,703,213
		129,031,061
Professional Services — 1.7%
CACI International, Inc., Class A(a)	49,503	14,880,107
Clarivate PLC(a)(b)	1,012,630	8,445,334
CoStar Group, Inc.(a)	737,430	56,988,590
Dun & Bradstreet Holdings, Inc.	536,669	6,579,562
Equifax, Inc.(b)	129,363	25,142,993
FTI Consulting, Inc.(a)(b)	41,647	6,613,544
Jacobs Solutions, Inc.	272,037	32,663,483
KBR, Inc.(b)	102,279	5,400,331
Leidos Holdings, Inc.	289,882	30,492,687
ManpowerGroup, Inc.	108,332	9,014,306
Robert Half International, Inc.(b)	26,719	1,972,664
Science Applications International Corp.	117,915	13,080,311
TransUnion	109,963	6,240,400
		217,514,312
Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A(a)	343,534	26,438,377
Howard Hughes Corp.(a)(b)	78,625	6,008,522
Jones Lang LaSalle, Inc.(a)	101,588	16,190,079
Opendoor Technologies, Inc.(a)(b)	699,516	811,438
WeWork, Inc., Class A(a)(b)	454,590	650,064
Zillow Group, Inc., Class A(a)	114,518	3,574,107
Zillow Group, Inc., Class C, NVS(a)(b)	315,417	10,159,582
		63,832,169
Road & Rail — 0.5%
Avis Budget Group, Inc.(a)	54,344	8,908,612
Hertz Global Holdings, Inc.(a)(b)	401,747	6,182,886
JB Hunt Transport Services, Inc.(b)	19,119	3,333,589
Knight-Swift Transportation Holdings, Inc.	332,618	17,432,509
Landstar System, Inc.	8,361	1,362,007
Lyft, Inc., Class A(a)	139,645	1,538,888
RXO, Inc.(a)	200,610	3,450,492
Ryder System, Inc.	103,371	8,638,715
Schneider National, Inc., Class B	114,578	2,681,125
U-Haul Holding Co.	19,272	1,159,982

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Road & Rail (continued)
U-Haul Holding Co., NVS	173,535	$ 9,540,954
XPO, Inc.(a)	200,610	6,678,307
		70,908,066
Semiconductors & Semiconductor Equipment — 1.3%
Cirrus Logic, Inc.(a)(b)	117,566	8,756,316
First Solar, Inc.(a)(b)	226,069	33,862,876
GLOBALFOUNDRIES, Inc.(a)(b)	101,765	5,484,116
Microchip Technology, Inc.	166,653	11,707,373
MKS Instruments, Inc.(b)	121,699	10,311,556
ON Semiconductor Corp.(a)	347,439	21,669,770
Qorvo, Inc.(a)	215,204	19,506,091
Skyworks Solutions, Inc.	343,744	31,325,391
Teradyne, Inc.(b)	31,203	2,725,582
Wolfspeed, Inc.(a)	262,056	18,092,346
		163,441,417
Software — 1.5%
ANSYS, Inc.(a)	87,623	21,168,841
Bill.com Holdings, Inc.(a)(b)	210,464	22,932,157
Black Knight, Inc.(a)	297,537	18,372,910
CCC Intelligent Solutions Holdings, Inc.(a)(b)	216,866	1,886,734
Ceridian HCM Holding, Inc.(a)(b)	236,811	15,191,426
Coupa Software, Inc.(a)	71,667	5,673,876
Dolby Laboratories, Inc., Class A	130,610	9,213,229
DoubleVerify Holdings, Inc.(a)(b)	20,255	444,800
Dropbox, Inc., Class A(a)	39,939	893,835
Gen Digital, Inc.	764,251	16,377,899
Guidewire Software, Inc.(a)	174,394	10,910,089
Informatica, Inc., Class A(a)(b)	63,051	1,027,101
Jamf Holding Corp.(a)(b)	23,363	497,632
Manhattan Associates, Inc.(a)	51,320	6,230,248
nCino, Inc.(a)(b)	117,758	3,113,522
NCR Corp.(a)	258,215	6,044,813
Nutanix, Inc., Class A(a)	234,084	6,097,888
Paycor HCM, Inc.(a)(b)	116,536	2,851,636
Procore Technologies, Inc.(a)	43,509	2,052,755
SentinelOne, Inc., Class A(a)(b)	124,921	1,822,597
Teradata Corp.(a)(b)	100,050	3,367,683
Tyler Technologies, Inc.(a)	11,343	3,657,097
UiPath, Inc., Class A(a)	730,020	9,278,554
Unity Software, Inc.(a)(b)	172,299	4,926,028
Zoom Video Communications, Inc., Class A(a)	267,095	18,093,015
		192,126,365
Specialty Retail — 2.1%
Advance Auto Parts, Inc.	117,774	17,316,311
AutoNation, Inc.(a)(b)	71,740	7,697,702
AutoZone, Inc.(a)	3,692	9,105,136
Bath & Body Works, Inc.	486,883	20,517,250
Best Buy Co., Inc.	294,076	23,587,836
Burlington Stores, Inc.(a)(b)	8,926	1,809,836
CarMax, Inc.(a)(b)	297,010	18,084,939
Dick’s Sporting Goods, Inc.	113,124	13,607,686
GameStop Corp., Class A(a)(b)	568,651	10,497,297
Gap, Inc.	421,893	4,758,953
Leslie’s, Inc.(a)(b)	41,241	503,553
Lithia Motors, Inc., Class A(b)	57,830	11,840,114
O’Reilly Automotive, Inc.(a)	78,287	66,076,577
Penske Automotive Group, Inc.(b)	54,892	6,308,738
Petco Health & Wellness Co., Inc.(a)(b)	168,623	1,598,546
RH(a)(b)	25,333	6,768,724
Ross Stores, Inc.	418,022	48,519,813
Security	Shares	Value
Specialty Retail (continued)
Victoria’s Secret & Co.(a)	49,384	$ 1,766,959
Williams-Sonoma, Inc.	30,443	3,498,510
		273,864,480
Technology Hardware, Storage & Peripherals — 0.9%
Dell Technologies, Inc., Class C	455,422	18,317,073
Hewlett Packard Enterprise Co.	2,744,176	43,797,049
HP, Inc.	1,163,860	31,272,918
Western Digital Corp.(a)	676,478	21,342,881
		114,729,921
Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.(a)	267,234	15,317,853
Carter’s, Inc.	80,672	6,018,938
Columbia Sportswear Co.(b)	77,247	6,765,292
Deckers Outdoor Corp.(a)	6,630	2,646,431
Hanesbrands, Inc.	751,487	4,779,457
PVH Corp.(b)	138,049	9,744,879
Ralph Lauren Corp., Class A	86,268	9,115,940
Skechers U.S.A., Inc., Class A(a)	241,466	10,129,499
Tapestry, Inc.(b)	445,710	16,972,637
Under Armour, Inc., Class A(a)	395,977	4,023,126
Under Armour, Inc., Class C, NVS(a)	422,081	3,764,962
VF Corp.	744,457	20,554,458
		109,833,472
Thrifts & Mortgage Finance — 0.2%
MGIC Investment Corp.	644,637	8,380,281
New York Community Bancorp, Inc., Class A	1,423,482	12,241,945
Rocket Cos., Inc., Class A(b)	109,151	764,057
TFS Financial Corp.	111,161	1,601,830
UWM Holdings Corp., Class A	29,584	97,923
		23,086,036
Trading Companies & Distributors — 0.6%
Air Lease Corp., Class A	221,419	8,506,918
Core & Main, Inc., Class A(a)(b)	98,574	1,903,464
MSC Industrial Direct Co., Inc., Class A	98,363	8,036,257
SiteOne Landscape Supply, Inc.(a)(b)	37,659	4,418,154
United Rentals, Inc.(a)	80,764	28,705,141
Univar Solutions, Inc.(a)(b)	342,135	10,879,893
Watsco, Inc.	32,978	8,224,713
WESCO International, Inc.(a)	45,030	5,637,756
		76,312,296
Water Utilities — 0.6%
American Water Works Co., Inc.(b)	388,128	59,158,470
Essential Utilities, Inc.	492,686	23,515,903
		82,674,373
Total Long-Term Investments — 99.7% (Cost: $12,061,839,258)		12,944,213,739

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 5.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.53%(c)(d)(e)	631,271,012	$ 631,460,393
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.12%(c)(d)	24,569,691	24,569,691
Total Short-Term Securities — 5.1% (Cost: $655,694,168)		656,030,084
Total Investments — 104.8% (Cost: $12,717,533,426)		13,600,243,823
Liabilities in Excess of Other Assets — (4.8)%		(619,214,004)
Net Assets — 100.0%		$ 12,981,029,819
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 397,536,030	$ 233,621,345(a)	$ —	$ 28,139	$ 274,879	$ 631,460,393	631,271,012	$ 3,469,354(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	21,620,000	2,949,691(a)	—	—	—	24,569,691	24,569,691	292,415	13
				$ 28,139	$ 274,879	$ 656,030,084		$ 3,761,769	$ 13
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	49	03/17/23	$ 9,459	$ (261,894)
S&P MidCap 400 E-Mini Index	106	03/17/23	25,892	(602,217)
				$ (864,111)

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Russell Mid-Cap Value ETF
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 172,651,826	$ —	$ —	$ 172,651,826
Air Freight & Logistics	49,338,727	—	—	49,338,727
Airlines	107,020,152	—	—	107,020,152
Auto Components	92,682,585	—	—	92,682,585
Automobiles	41,006,885	—	—	41,006,885
Banks	596,002,191	—	—	596,002,191
Beverages	32,631,386	—	—	32,631,386
Biotechnology	183,531,671	—	—	183,531,671
Building Products	222,984,867	—	—	222,984,867
Capital Markets	601,723,494	—	—	601,723,494
Chemicals	515,383,322	—	—	515,383,322
Commercial Services & Supplies	104,114,073	—	—	104,114,073
Communications Equipment	160,713,197	—	—	160,713,197
Construction & Engineering	88,025,096	—	—	88,025,096
Construction Materials	67,793,966	—	—	67,793,966
Consumer Finance	136,637,589	—	—	136,637,589
Containers & Packaging	192,883,113	295,557	—	193,178,670
Distributors	75,665,111	—	—	75,665,111
Diversified Consumer Services	41,179,088	—	—	41,179,088
Diversified Financial Services	51,156,312	—	—	51,156,312
Diversified Telecommunication Services	24,731,276	—	—	24,731,276
Electric Utilities	592,027,879	—	—	592,027,879
Electrical Equipment	195,662,702	—	—	195,662,702
Electronic Equipment, Instruments & Components	230,223,590	—	—	230,223,590
Energy Equipment & Services	117,924,723	—	—	117,924,723
Entertainment	139,019,375	—	—	139,019,375
Equity Real Estate Investment Trusts (REITs)	1,306,511,014	—	—	1,306,511,014
Food & Staples Retailing	127,273,504	—	—	127,273,504
Food Products	324,414,466	—	—	324,414,466
Gas Utilities	60,362,997	—	—	60,362,997
Health Care Equipment & Supplies	273,884,792	—	—	273,884,792
Health Care Providers & Services	251,606,041	—	—	251,606,041
Health Care Technology	13,385,526	—	—	13,385,526
Hotels, Restaurants & Leisure	291,962,607	—	—	291,962,607

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Russell Mid-Cap Value ETF
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Household Durables	$ 197,541,379	$ —	$ —	$ 197,541,379
Household Products	37,768,942	—	—	37,768,942
Independent Power and Renewable Electricity Producers	49,168,201	—	—	49,168,201
Insurance	892,624,010	—	—	892,624,010
Interactive Media & Services	36,236,401	—	—	36,236,401
Internet & Direct Marketing Retail	46,682,961	—	—	46,682,961
IT Services	282,646,332	—	—	282,646,332
Leisure Products	41,508,518	—	—	41,508,518
Life Sciences Tools & Services	116,585,606	—	—	116,585,606
Machinery	708,311,413	—	—	708,311,413
Marine	8,166,659	—	—	8,166,659
Media	202,337,925	—	—	202,337,925
Metals & Mining	200,639,360	—	—	200,639,360
Mortgage Real Estate Investment Trusts (REITs)	52,522,387	—	—	52,522,387
Multiline Retail	68,898,896	—	—	68,898,896
Multi-Utilities	400,375,348	—	—	400,375,348
Oil, Gas & Consumable Fuels	587,947,905	—	—	587,947,905
Paper & Forest Products	8,085,891	—	—	8,085,891
Personal Products	6,400,937	—	—	6,400,937
Pharmaceuticals	129,031,061	—	—	129,031,061
Professional Services	217,514,312	—	—	217,514,312
Real Estate Management & Development	63,832,169	—	—	63,832,169
Road & Rail	70,908,066	—	—	70,908,066
Semiconductors & Semiconductor Equipment	163,441,417	—	—	163,441,417
Software	192,126,365	—	—	192,126,365
Specialty Retail	273,864,480	—	—	273,864,480
Technology Hardware, Storage & Peripherals	114,729,921	—	—	114,729,921
Textiles, Apparel & Luxury Goods	109,833,472	—	—	109,833,472
Thrifts & Mortgage Finance	23,086,036	—	—	23,086,036
Trading Companies & Distributors	76,312,296	—	—	76,312,296
Water Utilities	82,674,373	—	—	82,674,373
Short-Term Securities
Money Market Funds	656,030,084	—	—	656,030,084
	$ 13,599,948,266	$ 295,557	$ —	$ 13,600,243,823
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (864,111)	$ —	$ —	$ (864,111)
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s